Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000104752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.51%	1.77%	4.15%
C000104753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.18%	2.09%	4.08%
C000104754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000092730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.80%	7.80%	9.04%
C000092731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.71%	8.16%	8.97%
C000092732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	38.56%	(2.98%)	5.16%
C000014187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	44.10%	(2.66%)	5.12%
C000014184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(18.40%)	3.62%	5.53%
C000014193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(15.26%)	3.98%	5.46%
C000081646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000104752
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	2.88%	4.71%
Without Sales Load [Member] | C000104753
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	2.09%	4.08%
Without Sales Load [Member] | C000104754
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%	3.13%	4.97%
Without Sales Load [Member] | C000092730
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%	8.97%	9.63%
Without Sales Load [Member] | C000092731
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%	8.16%	8.97%
Without Sales Load [Member] | C000092732
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%	9.25%	9.90%
Without Sales Load [Member] | C000014185
Average Annual Return [Line Items]
Average Annual Return, Percent	46.20%	(1.93%)	5.72%
Without Sales Load [Member] | C000014187
Average Annual Return [Line Items]
Average Annual Return, Percent	45.10%	(2.66%)	5.12%
Without Sales Load [Member] | C000014184
Average Annual Return [Line Items]
Average Annual Return, Percent	46.56%	(1.67%)	6.03%
Without Sales Load [Member] | C000014191
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.86%)	4.74%	6.10%
Without Sales Load [Member] | C000014193
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.44%)	3.98%	5.46%
Without Sales Load [Member] | C000081646
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.58%)	5.02%	6.37%
Without Sales Load [Member] | C000014194
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.05%)	4.48%	5.83%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	47.62%	(1.98%)	5.57%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	47.62%	(1.98%)	5.57%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	47.62%	(1.98%)	5.57%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.64%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.79%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	6.93%	7.51%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	4.39%	5.65%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.79%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	6.93%	7.51%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	4.39%	5.65%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	15.79%	11.99%	11.09%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.79%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	6.93%	7.51%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	4.39%	5.65%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	(11.60%)	5.19%	6.98%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	14.73%	14.59%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	(11.60%)	5.19%	6.98%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	14.73%	14.59%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	(11.60%)	5.19%	6.98%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	14.73%	14.59%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	(11.60%)	5.19%	6.98%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	14.73%	14.59%